Other Financial Liabilities	12 Months Ended
Dec. 31, 2018
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Other Financial Liabilities
19.	Other Financial Liabilities

Other financial liabilities as of December 31, 2017 and 2018 are as follows:

	2017		2018
	(in millions of Won)
Current
Derivatives liabilities	￦	69,872	27,328
Financial guarantee liabilities		59,940	50,472

	￦	129,812	77,800

Non-current
Derivatives liabilities	￦	85,638	46,429
Financial guarantee liabilities		28,467	17,733

	￦	114,105	64,162